Not FDIC Insured May Lose Value No Bank Guarantee
1116-Q1PH

Schedule of Investments
(unaudited)
Franklin Federal Tax-Free Income Fund 2
Notes to Schedule of Investments 36

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited), July 31, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Management Investment Companies 0.0%
†
Capital Markets 0.0%
†
a
Franklin Municipal Green Bond ETF ..................................... 83,000 $ 1,968,760
Total Management Investment Companies (Cost $2,255,733) .....................
1,968,760
Principal
Amount
a a a a
Corporate Bonds 0.4%
Software 0.4%
b
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 35,660,000 35,505,675
Total Corporate Bonds (Cost $35,660,000) ......................................
35,505,675
Senior Floating Rate Interests 0.3%
Real Estate Management & Development 0.1%
b,c
TBG Hillcrest Senior II LP , Delayed Draw Term Loan , 6.616% , ( 1-month USD LIBOR +
1.55% ), 1/01/38 ................................................... 8,146,112 8,350,296
Residential REITs 0.2%
b
Centennial Gardens LP , Delay Draw Term Loan , 6.616% , 1/08/24 ...............
16,317,314 16,659,195
Total Senior Floating Rate Interests (Cost $24,463,426) ..........................
25,009,491
Municipal Bonds 97.2%
Alabama 2.2%
Alabama Public Health Care Authority (The) , State of Alabama Department of Public
Health , Revenue , 2015 , Refunding , 5% , 9/01/44 ........................... 17,085,000 17,288,766
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 10,000,000 10,160,419
d
Black Belt Energy Gas District ,
Revenue, 2021 B, Mandatory Put, 4%, 12/01/26 ........................... 26,090,000 25,834,376
Revenue, 2022 B-1, Mandatory Put, 4%, 10/01/27 ......................... 32,950,000 32,537,693
Revenue, 2022 C-1, Mandatory Put, 5.25%, 6/01/29 ........................ 12,845,000 13,491,516
Revenue, 2022 F, Mandatory Put, 5.5%, 12/01/28 ......................... 24,715,000 26,071,987
e
Revenue, 2023 D-1, Refunding, Mandatory Put, 5.5%, 2/01/29 ................ 4,000,000 4,213,499
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 8,505,578
f
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 13,900,000 12,164,400
d
Energy Southeast A Cooperative District , Revenue , 2023 A-1 , Mandatory Put , 5.5% ,
1/01/31 ......................................................... 14,110,000 15,194,305
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 3,500,000 3,267,691
Jacksonville Public Educational Building Authority ,
Jacksonville State University, Revenue, 2023 A, AGMC Insured, 5.25%, 8/01/53 ... 8,000,000 8,684,665
Jacksonville State University, Revenue, 2023 A, AGMC Insured, 5.5%, 8/01/58 .... 2,000,000 2,195,264
d
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 B, Mandatory Put, 4%, 12/01/31 ........................... 1,000,000 974,218
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 12,850,000 13,697,863
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 5,195,170
199,477,410
Alaska 0.4%
Alaska Municipal Bond Bank Authority ,
Revenue, 2015, Refunding, 5.25%, 10/01/36 ............................. 16,045,000 16,393,656
Revenue, 2015, Refunding, 5%, 10/01/39 ................................ 12,950,000 13,140,065
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien, 2021 A, 1, Refunding, 4%, 6/01/50 ................... 3,250,000 2,877,792
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 4%, 6/01/50 .................. 1,535,000 1,527,856
33,939,369

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona 2.4%
Arizona Industrial Development Authority ,
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/32 ............. $ 205,000 $ 212,030
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/33 ............. 220,000 227,185
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/34 ............. 230,000 227,106
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/35 ............. 235,000 229,364
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/36 ............. 220,000 211,436
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/41 ............. 720,000 651,924
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/51 ............. 550,000 462,461
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/61 ............. 6,050,000 4,877,981
Leman Academy of Excellence Obligated Group, Revenue, 2022 A, Refunding, 4.5%,
7/01/54 ........................................................ 10,000,000 9,041,813
Arizona State University , Revenue , 2016 C , 5% , 7/01/42 ......................
9,000,000 9,247,041
d
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2022-2 , Mandatory
Put , 5% , 9/01/27 .................................................. 9,000,000 9,252,237
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 15,305,710
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 25,000,000 24,864,967
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/49 ........................ 5,000,000 5,157,977
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 14,985,000 14,210,604
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 8,534,527
Glendale Municipal Property Corp. , City of Glendale Excise Tax , Revenue , 2012 C ,
Refunding , 5% , 7/01/38 ............................................. 15,500,000 15,513,403
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 E, 4%, 1/01/45 ............... 10,000,000 9,716,285
Banner Health Obligated Group, Revenue, 2019 F, 4%, 1/01/45 ............... 25,000,000 24,290,713
Christian Care Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%, 1/01/36 ... 5,000,000 5,185,813
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 A, Refunding, 3.6%, 2/01/40 ............. 19,500,000 17,027,971
Southern California Edison Co., Revenue, 2000 A, Refunding, 2.4%, 6/01/35 ..... 5,000,000 4,017,396
Salt River Project Agricultural Improvement & Power District , Revenue , 2023 A , 5% ,
1/01/50 ......................................................... 6,500,000 7,136,996
State of Arizona ,
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/32 ................. 6,000,000 7,267,073
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/34 ................. 5,000,000 6,206,419
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/35 ................. 9,860,000 12,237,139
University of Arizona (The) , Revenue , 2014 , 5% , 8/01/44 ......................
10,000,000 10,075,235
221,388,806
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Memorial Health Care Obligated
Group , Revenue , 2020 B-1 , Refunding , 5% , 9/01/44 ........................ 6,100,000 6,150,474
California 7.0%
f
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 17,257,146
d
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 1% , 12/01/37 ............ 11,360,000 9,524,586
d
California Community Choice Financing Authority ,
Revenue, 2022 A-1, Mandatory Put, 4%, 8/01/28 .......................... 15,000,000 14,966,090
Revenue, 2023 A-1, Mandatory Put, 5%, 8/01/29 .......................... 5,000,000 5,219,737
Revenue, 2023 C, Mandatory Put, 5.25%, 10/01/31 ........................ 43,250,000 45,200,912
f
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 22,400,000 18,478,311
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 17,850,000 14,724,904

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
California Community Housing Agency, (continued)
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... $ 10,000,000 $ 6,312,421
California Statewide Communities Development Authority ,
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5%,
8/15/42 ........................................................ 425,000 449,388
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.125%,
8/15/47 ........................................................ 620,000 659,167
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.25%,
8/15/52 ........................................................ 7,815,000 8,319,276
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.375%,
8/15/57 ........................................................ 12,495,000 13,365,814
f
CMFA Special Finance Agency ,
Latitude33, Revenue, 144A, 2021 A-1, 3%, 12/01/56 ....................... 12,000,000 7,937,962
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 5,300,000 4,366,535
f
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 20,122,611
f
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 18,772,248
Corona-Norco Unified School District ,
GO, C, AGMC Insured, 6.2%, 8/01/29 .................................. 3,250,000 3,688,698
GO, C, Pre-Refunded, AGMC Insured, 6.8%, 8/01/39 ....................... 8,500,000 9,795,080
GO, C, AGMC Insured, Zero Cpn., 8/01/39 ............................... 7,500,000 3,750,446
f
CSCDA Community Improvement Authority ,
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 7,936,036
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 8,595,742
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 10,705,191
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-2, 4.3%, 7/01/59 .......... 13,700,000 11,283,228
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 6,707,564
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 3,105,000 2,696,158
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . 7,855,000 5,871,618
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 12,463,412
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 9,348,230
Waterscape Apartments, Revenue, Senior Lien, 144A, 2021 A, 3%, 9/01/56 ...... 1,670,000 1,092,723
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 15,000,000 10,832,082
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 30,000,000 20,102,742
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 18,839,695
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 9,000,000 9,117,818
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 15,475,000 17,461,941
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 20,000,000 23,621,602
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
12,500,000 15,250,031
New Haven Unified School District ,
GO, 2009, AGMC Insured, Zero Cpn., 8/01/31 ............................ 2,055,000 1,553,388
GO, 2009, AGMC Insured, Zero Cpn., 8/01/32 ............................ 7,830,000 5,681,526
GO, 2009, AGMC Insured, Zero Cpn., 8/01/33 ............................ 7,660,000 5,333,005
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/24 .................................... 2,135,000 2,113,077
COP, 2020, Refunding, 4%, 9/15/25 .................................... 2,120,000 2,098,156
COP, 2020, Refunding, 4%, 9/15/27 .................................... 2,400,000 2,362,753
COP, 2020, Refunding, 4%, 9/15/28 .................................... 2,095,000 2,053,082

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/36 ......
$ 20,000,000 $ 11,490,328
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 39,805,000 41,050,654
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 10,635,342
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
50,000,000 49,534,255
San Mateo Union High School District ,
GO, 2011 A, Zero Cpn., 9/01/33 ....................................... 6,065,000 5,637,848
GO, 2011 A, Zero Cpn., 9/01/41 ....................................... 20,000,000 19,370,042
Santa Ana Unified School District ,
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/35 ........................... 10,000,000 6,389,569
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 18,865,000 11,405,038
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/37 ........................... 10,000,000 5,735,463
g
Southern California Public Power Authority , Revenue , FRN , 2007 B , 5.02% , ( 3-month
USD LIBOR + 1.47% ), 11/01/38 ....................................... 6,000,000 5,330,785
State of California , GO , 2002 , NATL Insured , 5% , 10/01/32 ....................
20,000 20,041
West Contra Costa Unified School District ,
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/29 .................... 10,000,000 8,226,892
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/30 .................... 20,845,000 16,536,766
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/31 .................... 20,000,000 15,297,458
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/32 .................... 10,730,000 7,889,740
650,582,353
Colorado 2.9%
City & County of Denver ,
Airport System, Revenue, 1992 C, NATL Insured, ETM, 6.125%, 11/15/25 ....... 3,590,000 3,764,364
Airport System, Revenue, 2013 B, 5.25%, 11/15/33 ........................ 16,405,000 16,487,926
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/37 .................. 10,000,000 10,423,520
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/48 .................. 25,500,000 26,075,265
Airport System, Revenue, 2018 A, Refunding, 5.25%, 12/01/48 ............... 26,000,000 27,141,611
Airport System, Revenue, 2022 D, Refunding, 5.75%, 11/15/45 ............... 10,000,000 11,294,274
Airport System, Revenue, 2022 D, Refunding, 5%, 11/15/53 .................. 10,000,000 10,436,872
Pledged Excise Tax, Revenue, 2018 A-1, 5%, 8/01/48 ...................... 39,690,000 40,421,102
Pledged Excise Tax, Revenue, 2018 A-2, Zero Cpn., 8/01/35 ................. 2,000,000 1,203,528
Pledged Excise Tax, Revenue, 2018 A-2, Zero Cpn., 8/01/36 ................. 2,500,000 1,416,375
Pledged Excise Tax, Revenue, 2018 A-2, Zero Cpn., 8/01/37 ................. 2,455,000 1,307,607
Pledged Excise Tax, Revenue, 2018 A-2, Zero Cpn., 8/01/38 ................. 2,000,000 1,007,418
Colorado Educational & Cultural Facilities Authority , James Irwin Educational
Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/62 ................... 2,200,000 2,057,112
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/41 ...... 30,505,000 31,624,250
AdventHealth Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 12,000,000 12,454,939
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 13,000,000 11,848,261
CommonSpirit Health Obligated Group, Revenue, 2022 A, 5.25%, 11/01/52 ...... 10,500,000 10,946,354
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 4,930,000 3,977,042
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/45 ... 1,000,000 905,450
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 3,000,000 2,640,709
Eagle River Water & Sanitation District , Wastewater , Revenue , 2020 A , AGMC Insured ,
4% , 12/01/45 ..................................................... 1,250,000 1,244,226
f
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,534,639
Hunters Overlook Metropolitan District No. 5 ,
GO, 2019 A, 5%, 12/01/39 ........................................... 750,000 720,635
GO, 2019 A, 5%, 12/01/49 ........................................... 1,000,000 912,961

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2018 A , 5% , 12/01/46 ..................................... $ 2,875,000 $ 3,004,676
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 24,124,224
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 4% , 7/15/39 ............................................. 1,000,000 989,917
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 426,528
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,150,000 962,108
263,353,893
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/40 .......... 2,250,000 2,144,862
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/38 .......... 2,200,000 2,124,243
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/46 .......... 6,000,000 5,590,242
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/41 ... 5,000,000 4,770,454
University of Hartford (The), Revenue, 2022 P, 5.375%, 7/01/52 ............... 6,000,000 5,692,428
State of Connecticut , Special Tax , 2020 A , 4% , 5/01/39 .......................
1,650,000 1,665,834
21,988,063
Delaware 0.1%
County of Kent ,
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/40 ........................... 1,100,000 1,064,581
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/48 ........................... 1,485,000 1,375,390
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/53 ........................... 1,100,000 1,001,714
Delaware State Economic Development Authority ,
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/41 .......... 1,600,000 1,456,878
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/51 .......... 3,300,000 2,799,569
7,698,132
Florida 9.1%
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/40 ........................................... 2,500,000 1,989,209
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/46 ........................................... 1,750,000 1,291,965
Ave Maria Stewardship Community District , Special Assessment , 2022 A , Refunding ,
4% , 5/01/42 ...................................................... 5,020,000 4,300,850
Babcock Ranch Community Independent Special District ,
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/40 ................ 1,840,000 1,686,069
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/50 ................ 1,500,000 1,278,411
Brevard County Health Facilities Authority ,
Health First, Inc. Obligated Group, Revenue, 2014, Refunding, 5%, 4/01/39 ...... 5,000,000 5,033,909
Health First, Inc. Obligated Group, Revenue, 2022 A, Refunding, 5%, 4/01/52 ..... 10,000,000 10,349,460
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/31 ...... 1,500,000 1,566,886
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/32 ...... 1,100,000 1,144,915
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/35 ...... 1,000,000 1,021,055
Capital Trust Agency, Inc. ,
f
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 22,800,000 18,831,386
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/31 ................. 500,000 502,135
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/41 ................. 325,000 302,483
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/51 ................. 385,000 335,184
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/56 ................. 485,000 414,043
f
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,000,000 1,342,338

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/39 ..................... $ 5,000,000 $ 4,919,801
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/40 ..................... 5,825,000 5,686,771
Revenue, Senior Lien, 2018, 5%, 7/01/48 ................................ 16,000,000 16,788,558
Centre Lake Community Development District ,
Special Assessments, Special Assessment, 2021, 3%, 5/01/42 ................ 1,140,000 858,856
Special Assessments, Special Assessment, 2021, 4%, 5/01/52 ................ 1,845,000 1,562,620
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/38 ................................................... 1,105,000 1,029,881
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/53 ................................................... 9,235,000 7,706,135
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ......
10,000,000 10,443,313
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 11,086,857
City of Fort Myers , Utility System , Revenue , 2019 A , Refunding , 4% , 10/01/44 ......
7,000,000 6,972,995
City of Gainesville ,
Utilities System, Revenue, 2017 A, 5%, 10/01/37 .......................... 5,000,000 5,313,188
Utilities System, Revenue, 2019 A, 5%, 10/01/44 .......................... 23,780,000 25,414,956
Utilities System, Revenue, 2019 A, 5%, 10/01/47 .......................... 9,000,000 9,565,395
City of Jacksonville ,
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/45 .. 5,000,000 4,518,663
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 5%, 11/01/50 .. 15,000,000 15,196,200
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
5% , 11/15/45 ..................................................... 7,300,000 7,315,485
City of Melbourne ,
Water & Sewer, Revenue, 2000 A, FGIC Insured, ETM, Zero Cpn., 10/01/26 ...... 1,500,000 1,359,345
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn., 10/01/26 . 4,500,000 4,045,161
City of Miami Beach ,
Revenue, 2015 A, 5%, 9/01/40 ........................................ 11,000,000 11,290,531
Stormwater, Revenue, 2015, 5%, 9/01/41 ................................ 10,000,000 10,254,027
City of Palmetto , Renaissance Arts and Education, Inc. , Revenue , 2022 A , Refunding ,
5.25% , 6/01/52 ................................................... 3,000,000 2,996,477
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/50 ........................................................ 4,730,000 3,610,999
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2021 A, 4%, 9/01/56 . 10,150,000 7,463,065
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/47 ........................................................ 5,750,000 5,497,525
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/47 ........................................................ 7,845,000 8,047,938
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 15,013,976
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2016
B, Refunding, 5%, 7/01/37 ......................................... 5,000,000 5,113,882
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/35 ............ 755,000 446,787
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/36 ............ 800,000 445,225
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/37 ............ 800,000 418,351
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 14,031,647
County of Hillsborough , Wastewater Impact Fee , Revenue , 2021 , 4% , 5/01/37 ......
650,000 665,483
County of Lee , Airport , Revenue , 2021 B , 4% , 10/01/38 .......................
7,435,000 7,273,020
County of Miami-Dade ,
Aviation, Revenue, 2014 B, Refunding, 5%, 10/01/37 ....................... 5,000,000 5,046,745
Aviation, Revenue, 2019 A, 5%, 10/01/49 ................................ 11,000,000 11,300,344
Aviation, Revenue, 2020 A, Refunding, 4%, 10/01/41 ....................... 4,950,000 4,842,093
Seaport Department, Revenue, Senior Lien, 2022 A, Refunding, 5.25%, 10/01/52 .. 6,000,000 6,298,894

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
County of Miami-Dade, (continued)
Transit System, Revenue, 2015, Refunding, 5%, 7/01/35 .................... $ 7,000,000 $ 7,183,006
Transit System, Revenue, 2018, 5%, 7/01/43 ............................. 10,000,000 10,550,102
Transit System, Revenue, 2018, 4%, 7/01/47 ............................. 5,000,000 4,870,080
Transit System, Revenue, 2020 A, 4%, 7/01/48 ........................... 5,000,000 4,826,899
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/49 .................... 27,500,000 26,546,600
County of Monroe ,
Airport, Revenue, 2022, 5.25%, 10/01/47 ................................ 1,000,000 1,025,181
Airport, Revenue, 2022, 5%, 10/01/52 .................................. 1,500,000 1,500,177
County of Osceola , Transportation , Revenue , 2019 A-1 , Refunding , 5% , 10/01/49 ...
4,500,000 4,574,363
Crystal Cay Community Development District , Special Assessment , 2021 , 4% , 5/01/51
1,000,000 850,744
e
Cypress Mill Community Development District ,
Special Assessments, Special Assessment, 2023, 5%, 5/01/43 ................ 560,000 567,588
Special Assessments, Special Assessment, 2023, 5%, 5/01/53 ................ 1,000,000 983,144
f
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 4,000,000 3,844,983
f
Epperson North Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2018 A-1 , 5.5% , 11/01/39 ............................. 1,500,000 1,533,550
Escambia County Health Facilities Authority ,
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/36 . 4,165,000 4,321,095
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/37 . 6,000,000 6,180,343
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/40 . 4,000,000 4,077,115
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/45 . 19,465,000 17,380,684
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/50 . 18,985,000 16,429,008
Florida Development Finance Corp. ,
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/35 .......... 325,000 307,302
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/45 .......... 600,000 501,496
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/33 .................................................... 1,350,000 1,391,374
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/39 .................................................... 5,350,000 5,222,358
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/52 .................................................... 7,000,000 6,426,396
Florida Housing Finance Corp. , Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ...
1,410,000 1,142,859
Fort Pierce Utilities Authority ,
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/23 .................... 3,060,000 3,041,097
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/24 .................... 2,560,000 2,452,783
Greater Orlando Aviation Authority , Revenue , 2019 A , 4% , 10/01/49 ..............
15,000,000 14,123,712
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 2,500,000 2,567,744
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,159,965
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/45 ............. 1,515,000 1,516,563
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/50 ............. 1,800,000 1,765,124
Hillsborough County Aviation Authority ,
Revenue, 2015 A, 5%, 10/01/44 ....................................... 5,000,000 5,032,825
Revenue, 2018 A, 5%, 10/01/48 ....................................... 20,000,000 20,438,630
Revenue, 2018 E, 5%, 10/01/48 ....................................... 5,000,000 5,109,658

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/50 ....................... $ 6,500,000 $ 5,840,992
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 3,698,878
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2019 , 5% , 11/15/44 ................................................ 6,360,000 6,095,306
f
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 27,000,000 22,140,000
Miami Beach Redevelopment Agency ,
Tax Allocation, 2015 A, Refunding, AGMC Insured, 5%, 2/01/40 ............... 5,000,000 5,019,005
Tax Allocation, 2015 A 2015 B, Refunding, AGMC Insured, 5%, 2/01/44 ......... 12,000,000 12,036,230
Miami-Dade County Expressway Authority ,
Revenue, 2013 A, Refunding, 5%, 7/01/29 ............................... 10,000,000 10,084,038
Revenue, 2013 A, Refunding, 5%, 7/01/32 ............................... 6,375,000 6,428,574
Revenue, A, 5%, 7/01/40 ............................................ 49,035,000 49,287,923
Miami-Dade County Health Facilities Authority , Variety Children's Hospital Obligated
Group , Revenue , 2017 , Refunding , 4% , 8/01/47 ........................... 3,500,000 3,175,544
Mid-Bay Bridge Authority , Revenue , 2015 A , Refunding , 5% , 10/01/40 ............
5,000,000 5,023,650
Middleton Community Development District A , Special Assessment , 2022 , 6.2% ,
5/01/53 ......................................................... 5,000,000 5,199,682
North Sumter County Utility Dependent District ,
Revenue, Senior Lien, 2019, BAM Insured, 5%, 10/01/44 .................... 4,000,000 4,261,411
Revenue, Senior Lien, 2019, 5%, 10/01/49 ............................... 3,635,000 3,771,905
Revenue, Senior Lien, 2019, 5%, 10/01/54 ............................... 7,000,000 7,231,664
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/39 ..... 6,000,000 6,207,632
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 5,000,000 5,150,000
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 14,000,000 14,420,000
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/41 ....................................................... 3,695,000 3,325,860
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/46 ....................................................... 7,570,000 6,528,965
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 4%,
11/15/41 ....................................................... 500,000 420,295
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 5%,
11/15/42 ....................................................... 1,000,000 960,455
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/36 .... 1,235,000 1,054,543
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/41 .... 5,060,000 4,034,608
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/47 .... 105,000 78,966
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.625%,
5/01/34 ........................................................ 1,200,000 1,031,500
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.8%,
5/01/37 ........................................................ 995,000 805,273
Poitras East Community Development District , Special Assessment , 2023 , 5.25% ,
5/01/52 ......................................................... 2,500,000 2,474,161
Reunion West Community Development District , Assessment Area 1 , Special
Assessment , 2022 , Refunding , 3% , 5/01/36 .............................. 1,250,000 1,047,897
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/36 ..................................... 750,000 600,934
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/37 ........................................................ 2,350,000 2,172,154

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sarasota County Health Facilities Authority, (continued)
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/42 ........................................................ $ 1,600,000 $ 1,419,770
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/47 ........................................................ 2,450,000 2,097,264
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/33 .............. 600,000 602,488
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/38 .............. 1,025,000 992,649
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/48 .............. 1,850,000 1,656,521
Sarasota County Public Hospital District ,
Obligated Group, Revenue, 2022, 4%, 7/01/52 ............................ 15,000,000 13,959,627
Sarasota County Public Hospital District Obligated Group, Revenue, 2018, 4%,
7/01/48 ........................................................ 10,000,000 9,372,479
School District of Broward County , GO , 2022 , 5% , 7/01/51 .....................
26,045,000 28,037,721
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 21,508,737
South Fork East Community Development District ,
Assessments, Special Assessment, 2021, Refunding, 3%, 5/01/26 ............. 100,000 97,597
Assessments, Special Assessment, 2021, Refunding, 3%, 5/01/31 ............. 246,000 224,802
Assessments, Special Assessment, 2021, Refunding, 3%, 5/01/38 ............. 597,000 479,940
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 5,939,049
State of Florida , GO , 2016 F , Refunding , 4% , 6/01/37 ........................
8,000,000 8,100,220
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
1,680,000 1,761,427
Timber Creek Southwest Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,000,000 869,739
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,000,000 1,588,493
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 5% , 10/01/46 ..........
5,000,000 5,220,047
Tohoqua Community Development District , Special Assessment , 2021 , 4% , 5/01/51 .
1,175,000 934,072
Touchstone Community Development District , Special Assessments , Special
Assessment, Senior Lien , 2022 A-1 , 5.5% , 5/01/53 ......................... 1,800,000 1,879,792
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 5,045,955
University of North Florida Financing Corp. (The) , University of North Florida Dormitory
Facilities , Revenue , 2016 , Refunding , AGMC Insured , 5% , 11/01/35 ............ 5,000,000 5,238,141
f
Village Community Development District No. 15 ,
Special Assessment, 144A, 2023, 5%, 5/01/43 ............................ 1,500,000 1,523,960
Special Assessment, 144A, 2023, 5.25%, 5/01/54 ......................... 6,075,000 6,163,241
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/47 5,000,000 5,147,559
Embry-Riddle Aeronautical University, Inc., Revenue, 2020 A, Refunding, 5%,
10/15/49 ....................................................... 3,000,000 3,133,527
Wildwood Utility Dependent District , Revenue , 2023 , AGMC Insured , 5.5% , 10/01/53 .
6,970,000 7,712,183
841,991,080
Georgia 4.2%
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,054,482
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/24 .. 6,385,000 6,398,252
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/25 .. 6,955,000 7,017,263
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 5,000,000 5,091,470
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/27 .. 5,000,000 5,150,806
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 14,528,318
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 15,800,000 15,834,239
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/40 ............... 29,500,000 30,194,639
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/40 .............. 4,655,000 4,929,208

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
City of Atlanta, (continued)
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. $ 4,845,000 $ 5,077,639
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 B , Refunding , 4% , 4/01/41 ............................... 50,000 48,686
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 10,393,609
Development Authority for Fulton County , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 20,000,000 18,808,440
Development Authority of Burke County (The) ,
Oglethorpe Power Corp., Revenue, 2017 C, Refunding, 4.125%, 11/01/45 ....... 2,500,000 2,254,186
Oglethorpe Power Corp., Revenue, 2017 D, Refunding, 4.125%, 11/01/45 ....... 18,500,000 16,680,976
f
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 39,080,000 31,314,237
Fayette County Hospital Authority ,
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014 A, Refunding, 5%,
7/01/39 ........................................................ 11,420,000 11,522,467
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, 5%, 7/01/46 ...... 15,000,000 15,230,936
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 4,713,712
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,119,757
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 5,000,000 5,300,436
Revenue, 2021 C, 4%, 12/01/28 ....................................... 4,500,000 4,448,645
d
Revenue, 2021 C, Mandatory Put, 4%, 12/01/28 ........................... 16,500,000 16,298,545
d
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 14,500,000 14,254,590
d
Revenue, 2022 B, Mandatory Put, 5%, 6/01/29 ............................ 10,000,000 10,337,521
d,f
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 49,155,000 47,460,534
d
Revenue, 2023 A, Mandatory Put, 5%, 6/01/30 ............................ 14,000,000 14,489,769
d
Revenue, 2023 C, Mandatory Put, 5%, 9/01/30 ........................... 37,015,000 38,932,270
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,580,000 4,682,192
Revenue, 2021 A, Refunding, 5%, 1/01/63 ............................... 7,920,000 7,941,018
Revenue, 2022 A, 5.5%, 7/01/63 ...................................... 2,500,000 2,599,772
Revenue, 2023 A, 5.5%, 7/01/64 ...................................... 5,000,000 5,208,380
Private Colleges & Universities Authority , Emory University , Revenue , 2013 A , 5% ,
10/01/43 ........................................................ 10,000,000 10,006,030
392,323,024
Hawaii 1.2%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2018 A , 5% ,
7/01/47 ......................................................... 25,000,000 26,317,165
State of Hawaii ,
Airports System, Revenue, 2018 A, 5%, 7/01/43 ........................... 25,805,000 26,512,955
Airports System, Revenue, 2018 A, 5%, 7/01/48 ........................... 25,450,000 25,984,486
Airports System, Revenue, 2022 A, 4%, 7/01/47 ........................... 10,000,000 9,461,815
State of Hawaii Department of Budget & Finance ,
Hawaiian Electric Co., Inc., Revenue, 2019, Refunding, 3.2%, 7/01/39 .......... 10,000,000 8,682,147
Hawaiian Electric Co., Inc., Revenue, 2019, 3.5%, 10/01/49 .................. 17,035,000 14,093,796
111,052,364
Idaho 0.1%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/36 ........................................................ 4,200,000 4,369,506
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/37 ........................................................ 3,500,000 3,607,947

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Idaho (continued)
Idaho Health Facilities Authority, (continued)
Trinity Health Corp. Obligated Group, Revenue, 2019 ID, 4%, 12/01/43 ......... $ 6,000,000 $ 5,858,704
13,836,157
Illinois 5.4%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.75% , 4/01/48 ................................................... 20,000,000 21,973,142
Chicago Midway International Airport ,
Revenue, 1998 C, Refunding, AGMC, NATL RE Insured, 5.5%, 1/01/24 ......... 3,500,000 3,530,058
Revenue, Second Lien, 2016 B, Refunding, 5%, 1/01/46 .................... 10,000,000 10,160,901
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2016 D, 5.25%, 1/01/42 ............................ 10,000,000 10,404,856
Revenue, Senior Lien, 2016 D, 5%, 1/01/47 .............................. 18,000,000 18,473,294
Revenue, Senior Lien, 2017 D, Refunding, 5%, 1/01/52 ..................... 6,335,000 6,416,471
Revenue, Senior Lien, 2022 A, 5%, 1/01/55 .............................. 36,500,000 37,635,128
Chicago Park District ,
GO, 2020 C, BAM Insured, 4%, 1/01/41 ................................. 1,400,000 1,358,540
GO, 2020 C, BAM Insured, 4%, 1/01/42 ................................. 4,300,000 4,137,421
GO, 2020 D, BAM Insured, 4%, 1/01/37 ................................. 1,000,000 995,382
GO, 2020 D, BAM Insured, 4%, 1/01/38 ................................. 1,000,000 986,467
GO, 2020 D, BAM Insured, 4%, 1/01/39 ................................. 1,000,000 981,172
GO, 2020 F-2, Refunding, 4%, 1/01/36 .................................. 1,250,000 1,245,438
GO, 2020 F-2, Refunding, 5%, 1/01/39 .................................. 1,625,000 1,707,957
GO, 2020 F-2, Refunding, 5%, 1/01/40 .................................. 1,625,000 1,702,570
Chicago Transit Authority Sales Tax Receipts Fund , Revenue, Second Lien , 2022 A ,
Refunding , 5% , 12/01/57 ............................................ 15,000,000 15,588,882
City of Chicago , GO , 2023 A , 5.5% , 1/01/40 ...............................
2,845,000 3,106,871
City of Galesburg , Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/46 ......
7,000,000 6,020,136
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,158,134
Illinois Finance Authority ,
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/46 ................ 2,250,000 1,906,418
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/51 ................ 4,650,000 3,812,977
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/41 ......... 3,480,000 2,351,302
Christian Homes, Inc. Obligated Group, Revenue, 2021 B, Refunding, 3.25%,
5/15/27 ........................................................ 1,845,000 1,641,589
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/41 .............................. 750,000 674,010
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/51 .............................. 1,000,000 834,696
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/56 .............................. 750,000 609,251
Mercy Health Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 12/01/46 ... 30,000,000 30,147,531
Illinois Housing Development Authority , Revenue , 2022 G , GNMA Insured , 5% ,
10/01/46 ........................................................ 3,500,000 3,591,457
Macon County School District No. 61 Decatur ,
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/40 ....................... 3,700,000 3,660,766
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/45 ....................... 3,125,000 3,090,538
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 4,835,000 5,135,318
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/37 ...................... 10,000,000 5,426,966
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 500,000 483,652
Revenue, 2022 A, Refunding, 4%, 12/15/47 .............................. 365,000 340,466
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 36,000,000 32,847,948
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
Refunding, AGMC Insured, Zero Cpn., 12/01/24 ......................... 3,850,000 3,653,877

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Southwestern Illinois Development Authority, (continued)
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
Refunding, AGMC Insured, Zero Cpn., 12/01/26 ......................... $ 7,700,000 $ 6,798,268
State of Illinois ,
GO, 2016, 5%, 11/01/35 ............................................. 1,000,000 1,024,788
GO, 2017 A, 5%, 12/01/36 ........................................... 6,070,000 6,337,258
GO, 2017 A, 4.25%, 12/01/40 ......................................... 3,150,000 3,103,373
GO, 2017 D, 5%, 11/01/28 ........................................... 6,425,000 6,840,644
GO, 2019 A, 5%, 11/01/28 ........................................... 10,000,000 10,816,522
GO, 2019 B, 4%, 11/01/34 ........................................... 2,600,000 2,632,931
GO, 2019 C, 4%, 11/01/40 ........................................... 2,500,000 2,433,236
GO, 2019 C, 4%, 11/01/43 ........................................... 4,190,000 3,994,317
GO, 2020, 5.75%, 5/01/45 ........................................... 7,965,000 8,709,611
GO, 2020 C, 4%, 10/01/37 ........................................... 3,685,000 3,650,839
GO, 2020 C, 4%, 10/01/38 ........................................... 9,750,000 9,597,705
GO, 2020 C, 4%, 10/01/39 ........................................... 4,585,000 4,498,454
GO, 2020 C, 4%, 10/01/41 ........................................... 3,010,000 2,908,840
GO, 2021 A, 4%, 3/01/38 ............................................ 5,000,000 4,924,174
GO, 2021 B, 5%, 3/01/25 ............................................ 4,500,000 4,599,639
GO, 2022 B, 5%, 10/01/30 ........................................... 14,650,000 16,209,365
GO, 2022 B, 5%, 10/01/31 ........................................... 26,500,000 29,585,716
GO, 2022 C, 5%, 10/01/38 ........................................... 15,000,000 16,159,330
GO, 2022 C, 5.5%, 10/01/40 ......................................... 18,050,000 20,176,936
GO, 2022 C, 5.5%, 10/01/41 ......................................... 10,000,000 11,106,146
GO, 2022 C, 5.5%, 10/01/44 ......................................... 16,000,000 17,624,491
GO, 2023 B, 5.5%, 5/01/47 .......................................... 2,500,000 2,726,954
Sales Tax, Revenue, 2016 C, Refunding, 4%, 6/15/26 ...................... 5,000,000 5,074,355
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC, Revenue, 2021 A, Pre-Refunded, 3.75%,
12/01/36 ....................................................... 10,030,000 10,424,606
Cedars of Lebanon Affordable LLC, Revenue, 2021 B, Pre-Refunded, 5.75%,
12/01/36 ....................................................... 785,000 797,771
f
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 7,565,000 6,158,206
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4.5%, 12/01/50 ......................................... 34,795,000 26,855,633
497,561,690
Indiana 3.0%
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 .....
10,000,000 7,219,316
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,128,004
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2016 A, 5.25%, 11/15/46 ......... 11,955,000 11,279,777
BHI Senior Living Obligated Group, Revenue, 2018 A, 5%, 11/15/53 ............ 15,000,000 13,257,159
BHI Senior Living Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/41 ... 7,250,000 5,832,579
CHF - Tippecanoe LLC, Revenue, 2023 A, 5%, 6/01/53 ..................... 2,300,000 2,333,760
CHF - Tippecanoe LLC, Revenue, 2023 A, 5.125%, 6/01/58 .................. 1,650,000 1,683,740
CHF - Tippecanoe LLC, Revenue, 2023 A, 5.375%, 6/01/64 .................. 6,010,000 6,126,772
Citizens Wastewater of Westfield LLC, Revenue, 2019 A, Refunding, 5%, 10/01/48 16,665,000 17,537,743
CWA Authority, Inc., Revenue, First Lien, 2012 A, 4%, 10/01/42 ............... 24,690,000 24,689,143
CWA Authority, Inc., Revenue, First Lien, 2014 A, 5%, 10/01/39 ............... 30,000,000 30,600,498
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/43 .. 7,000,000 5,235,379
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/51 .. 3,000,000 2,058,218
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/37 .. 5,000,000 4,005,582
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 5,000,000 4,358,936

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Finance Authority, (continued)
Marion County Capital Improvement Board, Revenue, 2015 A, Refunding, 5.25%,
2/01/37 ........................................................ $ 10,000,000 $ 10,308,997
Ohio Valley Electric Corp., Revenue, 2010 B, 2.5%, 11/01/30 ................. 3,925,000 3,483,330
University of Evansville, Revenue, 2022 A, Refunding, 5.25%, 9/01/57 .......... 10,000,000 9,325,729
Indiana Municipal Power Agency ,
Revenue, 2016 A, Refunding, 4%, 1/01/42 ............................... 5,860,000 5,739,944
Revenue, 2016 A, Refunding, 5%, 1/01/42 ............................... 27,290,000 27,918,390
Indiana University , Revenue , 2020 A , Refunding , 4% , 6/01/45 ..................
6,500,000 6,386,260
Indianapolis Local Public Improvement Bond Bank ,
Revenue, 2017 C, Refunding, 5%, 1/01/40 ............................... 23,225,000 24,721,605
Revenue, 2019 A, 4%, 2/01/44 ........................................ 3,000,000 2,958,756
Revenue, 2019 A, 5%, 2/01/49 ........................................ 41,970,000 44,092,746
274,282,363
Iowa 0.7%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC, Revenue, 2022, Refunding, 5%, 12/01/50 ............. 8,000,000 8,094,661
Iowa Health System Obligated Group, Revenue, 2018 B, Refunding, 5%, 2/15/48 .. 7,500,000 7,704,859
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 A, 5%, 5/15/36 .... 1,400,000 1,195,433
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 A, 5%, 5/15/41 .... 760,000 605,989
Lifespace Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 5/15/48 .... 3,225,000 2,403,972
d
Lifespace Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding,
Mandatory Put, 4.267%, 5/15/26 ..................................... 8,250,000 7,536,318
Iowa Tobacco Settlement Authority ,
Revenue, 2021 A-2, 1, Refunding, 4%, 6/01/49 ............................ 20,730,000 18,628,687
Revenue, 2021 B-1, 2, Refunding, 4%, 6/01/49 ........................... 21,765,000 21,556,263
67,726,182
Kansas 0.4%
Wyandotte County-Kansas City Unified Government ,
Utility System, Revenue, 2014 A, Refunding, 5%, 9/01/44 .................... 3,000,000 3,016,772
Utility System, Revenue, 2016 A, 5%, 9/01/45 ............................ 10,000,000 10,129,926
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/41 ................... 5,000,000 5,126,323
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/46 ................... 16,565,000 16,935,385
35,208,406
Kentucky 1.9%
Campbell Kenton & Boone Counties Sanitation District No. 1 , Revenue , 2019 ,
Refunding , 4% , 8/01/34 ............................................. 4,310,000 4,425,681
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. 2,000,000 1,442,089
City of Owensboro ,
Electric Light & Power System, Revenue, 2017, Refunding, 4%, 1/01/27 ......... 1,250,000 1,284,415
Water, Revenue, 2018, Refunding, BAM Insured, 4%, 9/15/45 ................ 5,000,000 4,930,761
County of Boyle , Centre College of Kentucky , Revenue , 2017 , 5% , 6/01/37 ........
2,000,000 2,077,502
County of Carroll ,
Kentucky Utilities Co., Revenue, 2008 A, Refunding, 2%, 2/01/32 .............. 3,000,000 2,421,651
d
Kentucky Utilities Co., Revenue, 2016 A, Refunding, Mandatory Put, 1.55%, 9/01/26 2,000,000 1,818,851
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 999,955
Eastern Kentucky University , Revenue , 2018 A , 4% , 10/01/37 ..................
1,540,000 1,550,584
Fayette County School District Finance Corp. ,
Fayette County School District, Revenue, 2015 D, 5%, 8/01/34 ................ 1,985,000 2,026,486
Fayette County School District, Revenue, 2018 A, 4%, 5/01/38 ................ 1,000,000 1,000,737

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .......
$ 2,340,000 $ 1,658,095
Kentucky Bond Development Corp. ,
Revenue, 2018 A, 5%, 9/01/48 ........................................ 2,500,000 2,580,434
Centre College of Kentucky, Revenue, 2021, 4%, 6/01/51 .................... 1,350,000 1,222,197
Transylvania University, Revenue, 2019 B, 4%, 3/01/49 ..................... 2,500,000 2,166,914
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/46 ............. 735,000 647,665
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/49 ............. 330,000 286,033
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/49 ........................ 21,200,000 21,710,443
Kentucky Municipal Power Agency ,
Revenue, 2015 A, Refunding, NATL Insured, 5%, 9/01/42 .................... 10,000,000 10,011,641
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/35 .................... 7,750,000 7,907,572
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/36 .................... 8,015,000 8,134,044
Revenue, 2019 A, Refunding, 4%, 9/01/45 ............................... 2,000,000 1,811,959
d
Kentucky Public Energy Authority ,
Revenue, 2019 C, Mandatory Put, 4%, 2/01/28 ........................... 37,000,000 36,663,459
Revenue, 2022 A-2, Mandatory Put, 4.751%, 8/01/30 ....................... 5,000,000 4,804,778
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 .............
125,000 125,153
Kentucky State Property & Building Commission ,
Kentucky Finance and Administration Cabinet, Revenue, 5%, 4/01/38 ........... 2,500,000 2,619,434
Kentucky Finance and Administration Cabinet, Revenue, A, Refunding, 5%, 8/01/34 3,500,000 3,569,776
Kentucky Turnpike Authority , Kentucky Transportation Cabinet , Revenue , 2015 A ,
Refunding , 5% , 7/01/33 ............................................. 3,000,000 3,073,399
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .........
2,000,000 1,439,993
Louisville and Jefferson County ,
Metropolitan Sewer District, Revenue, 2017 A, 4%, 5/15/48 .................. 2,750,000 2,656,212
Metropolitan Sewer District, Revenue, 2018 A, Refunding, 4%, 5/15/38 .......... 5,000,000 5,037,991
Louisville/Jefferson County Metropolitan Government ,
Bellarmine University, Inc., Revenue, 2015, Refunding, 5%, 5/01/31 ............ 2,000,000 1,973,167
Bellarmine University, Inc., Revenue, 2017 A, Refunding, 5%, 5/01/36 .......... 2,715,000 2,571,371
Louisville Gas and Electric Co., Revenue, 2003 A, Refunding, 2%, 10/01/33 ...... 4,000,000 3,226,851
Norton Healthcare Obligated Group, Revenue, 2020 A, 4%, 10/01/39 ........... 4,000,000 3,876,236
Morehead State University , Revenue , 2014 A , Refunding , 5% , 10/01/28 ...........
1,910,000 1,928,716
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AGMC Insured , 5% ,
10/01/34 ........................................................ 5,700,000 5,931,773
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,621,017
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,451,277
University of Kentucky ,
Revenue, 2014 A, 4%, 4/01/44 ........................................ 2,250,000 2,188,205
Revenue, 2018 A, 4%, 10/01/32 ....................................... 4,000,000 4,066,794
University of Louisville , Revenue , 2016 D , 5% , 3/01/30 .......................
4,140,000 4,353,544
177,294,855
Louisiana 2.5%
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 10,000,000 10,216,072
Water & Sewer, Revenue, Junior Lien, 2019 B, AGMC Insured, 4%, 12/01/44 ..... 6,535,000 6,285,738
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45
7,065,000 6,933,953
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,151,619
f
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 9,800,000 8,645,633
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 4,880,000 4,188,817

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
f
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... $ 2,000,000 $ 1,775,056
Parish of St. Charles, Revenue, 144A, 2022, 4.5%, 11/01/47 ................. 9,455,000 8,972,600
Parish of St. John the Baptist, Revenue, 144A, 2019, 3.9%, 11/01/44 ........... 2,265,000 1,981,479
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 6,100,000 5,236,021
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 3,877,088 2,929,976
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 6,350,000 4,670,268
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 8,000,000 5,895,169
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 10,000,000 7,783,698
Louisiana Public Facilities Authority ,
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2017 A, 5%, 7/01/47 .............................................. 20,000,000 20,286,632
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/51 .............................................. 15,000,000 15,132,018
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/56 .............................................. 11,295,000 11,367,355
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 27,500,000 28,001,091
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 3%, 5/15/47 .............................................. 9,925,000 7,705,850
f
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 2,500,000 2,419,158
f
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 14,000,000 13,112,441
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 9,675,000 9,774,980
Parish of East Baton Rouge Capital Improvements District , Revenue , 2019 , 4% ,
8/01/44 ......................................................... 6,000,000 5,899,631
d
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 7,500,000 7,116,281
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/44 ........................................ 8,110,000 8,256,688
Revenue, 2020 E, 5%, 4/01/47 ........................................ 10,000,000 10,149,525
Terrebonne Levee & Conservation District ,
Sales Tax, Revenue, 2020 B, Refunding, 4%, 6/01/40 ....................... 5,065,000 4,937,545
Sales Tax, Revenue, 2020 B, Refunding, 4%, 6/01/41 ....................... 5,165,000 5,054,508
229,879,802
Maine 0.2%
Maine Turnpike Authority , Revenue , 2018 , 5% , 7/01/47 .......................
15,500,000 16,280,273
Maryland 1.2%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/39 ..................... 10,000,000 10,136,274
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/44 ..................... 10,000,000 10,105,633
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/39 ......................... 9,430,000 9,558,507
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/44 ......................... 5,500,000 5,558,098
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 4.25%, 7/01/50 1,000,000 928,759
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 5%, 7/01/56 . 1,415,000 1,442,263
Purple Line Transit Partners LLC, Revenue, 2022 A, 5%, 11/12/28 ............. 10,000,000 10,282,377
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/52 ........... 10,000,000 10,258,937
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 12,500,000 12,720,957
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... 23,000,000 19,671,677
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ..... 3,000,000 2,888,331
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,465,000 5,596,616
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/33 ............... 3,205,000 3,367,435

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Town of Chestertown, (continued)
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/34 ............... $ 3,420,000 $ 3,299,575
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/35 ............... 3,555,000 3,399,462
109,214,901
Massachusetts 1.8%
Commonwealth of Massachusetts ,
GO, 2016 G, 4%, 9/01/42 ............................................ 20,000,000 19,922,588
GO, 2018 E, 5.25%, 9/01/43 ......................................... 10,000,000 10,777,558
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 25,055,000 26,166,482
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 15,000,000 15,828,983
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28
10,000,000 11,081,895
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 450,000 450,960
Revenue, 2002 A, 5%, 8/01/32 ........................................ 225,000 225,349
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 15,415,000 15,120,491
Springfield College, Revenue, 2021 A, 4%, 6/01/56 ........................ 3,000,000 2,372,539
f
Waste Management of Massachusetts, Inc., Revenue, 144A, 2002, 1.25%, 5/01/27 3,250,000 2,915,467
Worcester Polytechnic Institute, Revenue, 2019, 5%, 9/01/59 ................. 10,000,000 10,397,610
Massachusetts Educational Financing Authority ,
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,000,000 1,865,009
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,200,000 2,200,973
Revenue, Senior Lien, 2023 B, 4.25%, 7/01/44 ............................ 4,500,000 4,453,699
Massachusetts Port Authority ,
Revenue, 2021 E, 5%, 7/01/51 ........................................ 24,870,000 25,904,637
Bosfuel Corp., Revenue, 2019 A, Refunding, 5%, 7/01/49 .................... 7,500,000 7,697,665
University of Massachusetts Building Authority , Revenue, Senior Lien , 2014-1 , 5% ,
11/01/39 ........................................................ 8,185,000 8,293,431
165,675,336
Michigan 0.7%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 10,000 10,013
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 2003 A,
NATL Insured, 5%, 7/01/34 ......................................... 10,000 10,015
Michigan Finance Authority ,
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/36 ... 1,000,000 1,004,353
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/37 ... 2,000,000 1,987,013
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/38 ... 1,500,000 1,478,825
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/39 ... 250,000 244,385
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/40 ... 2,250,000 2,174,866
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 4,000,000 3,627,979
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 2,565,000 2,631,282
Michigan State Building Authority , Revenue , 2013 1-A , Refunding , 5.25% , 10/15/44 ..
20,655,000 20,731,324
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/48 .... 12,415,000 12,503,555
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, 2019,
Refunding, 5%, 11/15/49 ........................................... 7,000,000 6,087,647
Pontiac School District , GO , 2020 , 4% , 5/01/50 .............................
8,665,000 8,104,402
60,595,659

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi 0.8%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2023 A , 4% , 6/01/53 ................................ $ 6,000,000 $ 5,669,460
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 4,482,278
Mississippi Development Bank ,
City of Jackson Water & Sewer System, Revenue, 2013, AGMC Insured, 6.875%,
12/01/40 ....................................................... 3,400,000 3,430,873
f
County of Jackson, Revenue, 144A, 2021, 3.625%, 11/01/36 ................. 3,000,000 2,714,866
Mississippi Home Corp. ,
f
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 3.5%, 6/01/33 . 584,263 484,542
f
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. 1,000,000 728,690
f
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 17,965,177 13,019,842
f
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B-5, 5.2%, 6/01/36 5,600,000 4,459,579
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.15%, 6/01/46 .................................................. 3,464,038 2,587,428
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.65%, 6/01/62 .................................................. 5,381,952 4,015,586
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/36 ... 6,350,000 6,480,287
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/46 ... 30,000,000 30,092,472
78,165,903
Missouri 0.8%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group, Revenue, 2015 A, 4%, 1/01/45 .............. 20,005,000 19,273,057
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 4,000,000 3,758,372
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 25,201,980
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , AGMC Insured , 5% , 3/01/49 ................................... 20,000,000 20,600,438
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 5,247,498
74,081,345
Montana 0.2%
Montana Facility Finance Authority ,
Billings Clinic Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ....... 10,000,000 10,242,031
Kalispell Regional Medical Center Obligated Group, Revenue, 2018 B, Refunding,
5%, 7/01/43 .................................................... 6,440,000 6,497,586
16,739,617
Nebraska 0.8%
d
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 15,000,000 15,562,057
Douglas County Hospital Authority No. 2 , Children's Hospital Obligated Group ,
Revenue , 2017 A , 5% , 11/15/47 ....................................... 10,000,000 10,187,431
Gretna Public Schools , GO , 2022 , 4% , 12/15/47 ............................
12,935,000 12,907,913
Omaha Public Power District Nebraska City Station Unit 2 ,
Revenue, 2015 A, Refunding, 5.25%, 2/01/42 ............................. 10,000,000 10,146,936
Revenue, 2016 A, Refunding, 5%, 2/01/49 ............................... 10,000,000 10,133,364
Public Power Generation Agency ,
Revenue, 2016 A, Refunding, 5%, 1/01/39 ............................... 7,340,000 7,557,771
Revenue, 2016 A, Refunding, 5%, 1/01/41 ............................... 5,140,000 5,272,549
71,768,021

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada 0.2%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. $ 2,775,000 $ 2,790,682
City of Henderson , GO , 2020 A-1 , 4% , 6/01/45 .............................
10,000,000 10,008,399
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 10,000,000 10,454,197
23,253,278
New Hampshire 0.2%
New Hampshire Health and Education Facilities Authority Act ,
Elliot Hospital Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/38 ....... 4,000,000 4,008,396
University System of New Hampshire, Revenue, 2015, Refunding, 5%, 7/01/45 ... 10,350,000 10,456,174
14,464,570
New Jersey 3.0%
Camden County Improvement Authority (The) , KIPP Cooper Norcross Obligated Group ,
Revenue , 2022 , 6% , 6/15/62 ......................................... 5,075,000 5,342,627
City of Newark , Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 6% ,
11/15/62 ........................................................ 4,000,000 4,601,633
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 18,450,000 19,376,816
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/52 ................... 10,000,000 10,569,922
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 4,600,000 4,878,594
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. 4,800,000 5,068,583
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 14,470,970
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2021 C, Refunding, 3.25%, 12/01/51 ........................... 2,000,000 1,438,675
Revenue, Senior Lien, 2018 A, 4%, 12/01/33 ............................. 1,335,000 1,328,027
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 6,410,000 6,117,206
Revenue, Senior Lien, 2023 B, 4%, 12/01/44 ............................. 8,000,000 7,792,773
New Jersey Transportation Trust Fund Authority ,
Revenue, 2009 A, BAM Insured, Zero Cpn., 12/15/39 ....................... 35,000,000 17,396,634
Revenue, 2014 BB-1, 5%, 6/15/31 ..................................... 3,000,000 3,268,892
Revenue, 2015 AA, 5%, 6/15/45 ....................................... 15,000,000 15,171,937
Revenue, 2018 A, Refunding, 5%, 12/15/36 .............................. 7,000,000 7,450,043
Revenue, 2019 AA, 5.25%, 6/15/43 .................................... 5,000,000 5,290,995
Revenue, 2019 BB, 5%, 6/15/33 ....................................... 3,250,000 3,530,733
Revenue, 2020 AA, 5%, 6/15/35 ....................................... 3,000,000 3,299,497
Revenue, 2020 AA, 5%, 6/15/37 ....................................... 5,220,000 5,648,717
Revenue, 2020 AA, 5%, 6/15/38 ....................................... 1,000,000 1,076,109
Revenue, 2020 AA, 5%, 6/15/39 ....................................... 4,240,000 4,545,446
Revenue, 2020 AA, 5%, 6/15/40 ....................................... 2,500,000 2,672,215
Revenue, 2020 AA, 5%, 6/15/45 ....................................... 20,435,000 21,684,347
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 39,000,000 36,941,557
Revenue, 2021 A, Refunding, 5%, 6/15/31 ............................... 7,250,000 8,193,962
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 1,250,000 1,402,262
Revenue, 2022 BB, 4%, 6/15/46 ....................................... 17,000,000 16,455,172
Revenue, 2022 CC, 5.5%, 6/15/50 ..................................... 2,000,000 2,208,679
New Jersey Turnpike Authority , Revenue , 2015 E , 5% , 1/01/45 .................
11,475,000 11,668,458
Tobacco Settlement Financing Corp. , Revenue , 2018 B , Refunding , 5% , 6/01/46 ....
31,420,000 31,430,909
280,322,390

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... $ 21,800,000 $ 17,253,952
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group, Revenue, 2017 A, Refunding,
5%, 8/01/46 .................................................... 15,000,000 15,579,934
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/33 . 1,000,000 998,867
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/35 . 1,000,000 977,954
34,810,707
New York 9.5%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/40 ...................................... 2,200,000 2,010,929
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 95,000 95,171
GO, 2018 E-1, 5%, 3/01/40 .......................................... 3,215,000 3,423,798
GO, 2018 E-1, 5%, 3/01/41 .......................................... 11,355,000 12,068,778
GO, 2022 D-1, 5.5%, 5/01/46 ......................................... 2,500,000 2,843,614
GO, 2023 A-1, 4%, 9/01/46 .......................................... 6,000,000 5,874,242
Metropolitan Transportation Authority ,
Revenue, 2012 A-1, 5%, 11/15/40 ..................................... 30,000,000 29,999,976
Revenue, 2013 A, 5%, 11/15/38 ....................................... 11,800,000 11,801,011
Revenue, 2013 B, 5%, 11/15/43 ....................................... 8,000,000 8,000,089
Revenue, 2015 A-1, 5%, 11/15/40 ..................................... 7,000,000 7,066,133
Revenue, 2015 D-1, Refunding, 5%, 11/15/32 ............................ 1,250,000 1,281,807
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 15,000,000 15,165,714
Revenue, 2016 D, Refunding, 5%, 11/15/31 .............................. 1,180,000 1,223,827
Revenue, 2017 A-2, Refunding, 5%, 11/15/26 ............................. 4,425,000 4,619,990
Revenue, 2019 A-2, 5%, 11/15/45 ..................................... 46,270,000 47,733,807
Revenue, 2020 A-1, 4%, 11/15/45 ..................................... 10,000,000 9,484,797
Revenue, 2020 A-1, 5%, 11/15/47 ..................................... 24,300,000 25,265,038
Revenue, 2020 D, 5%, 11/15/44 ....................................... 50,000,000 52,379,305
Revenue, 2020 D, 4%, 11/15/50 ....................................... 20,000,000 18,526,036
Revenue, 2020 E, Refunding, 4%, 11/15/45 .............................. 905,000 858,374
Revenue, 2021 A-1, 4%, 11/15/44 ..................................... 6,725,000 6,420,449
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 4% , 3/01/45 ................................. 6,000,000 5,769,161
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2015 HH, Refunding, 5%, 6/15/39 ........... 15,000,000 15,362,565
Water & Sewer System, Revenue, 2017 CC, Refunding, 5%, 6/15/46 ........... 32,500,000 33,613,414
Water & Sewer System, Revenue, 2019 DD-1, 5.25%, 6/15/49 ................ 12,000,000 12,861,732
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2014 A-1, 5%, 11/01/34 ...................... 15,000,000 15,061,299
Future Tax Secured, Revenue, 2016 E-1, 5%, 2/01/38 ...................... 10,000,000 10,329,106
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 11,095,000 11,646,647
Future Tax Secured, Revenue, 2018 C-2, 5%, 5/01/38 ...................... 11,945,000 12,789,136
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/43 ...................... 19,800,000 19,578,684
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/47 ..................... 10,000,000 9,809,659
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 10,000,000 7,322,598
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 40,000,000 45,764,588
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 24,995,000 28,656,048
New York State Dormitory Authority ,
State of New York Personal Income Tax, Revenue, 2015 B, 5%, 2/15/40 ......... 20,000,000 20,312,384
State of New York Personal Income Tax, Revenue, 2017 B, Refunding, 5%, 2/15/42 24,410,000 25,758,789
State of New York Personal Income Tax, Revenue, 2020 A, Refunding, 4%, 3/15/48 5,000,000 4,856,474
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/43 ................. 10,000,000 10,490,608
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/39 ................. 13,270,000 14,148,754

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Sales Tax, Revenue, 2018 C, Refunding, 5%, 3/15/37 ........ $ 25,000,000 $ 26,848,440
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/44 ........ 16,000,000 17,022,912
State of New York Sales Tax, Revenue, 2018 E, 5%, 3/15/46 ................. 73,125,000 77,660,395
State of New York Sales Tax, Revenue, 2018 E, Pre-Refunded, 5%, 3/15/46 ...... 5,000 5,535
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/50 ........................................ 20,000,000 19,197,628
Revenue, Junior Lien, 2016 A, 5%, 1/01/51 .............................. 9,000,000 9,181,223
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 4%, 3/15/44 7,000,000 6,864,909
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 4%, 3/15/51 12,115,000 11,736,283
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2020 A , 4% , 3/15/45 ........................................ 36,905,000 36,108,206
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/32 .......................... 5,000,000 5,180,117
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/36 .......................... 5,560,000 5,702,936
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 21,460,000 21,383,781
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 9,360,000 9,626,343
JFK International Air Terminal LLC, Revenue, 2022, 5%, 12/01/33 ............. 7,500,000 8,201,579
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 20,000,000 20,089,408
Revenue, 218, 4%, 11/01/47 ......................................... 13,500,000 12,884,134
Triborough Bridge & Tunnel Authority ,
Revenue, 2022 A, 4%, 11/15/52 ....................................... 10,000,000 9,587,053
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2022 A, Refunding, 5%, 5/15/57 ..................................... 8,375,000 9,041,082
876,596,495
North Carolina 0.5%
Greater Asheville Regional Airport Authority , Revenue , 2022 A , AGMC Insured , 5.5% ,
7/01/52 ......................................................... 5,000,000 5,368,387
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,120,716
North Carolina Turnpike Authority ,
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/33 ...................... 25,000,000 17,378,772
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/34 ...................... 15,000,000 10,029,539
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/35 ...................... 15,215,000 9,716,194
44,613,608
North Dakota 0.7%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/34 .. 5,500,000 5,732,378
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/35 .. 1,815,000 1,688,064
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/37 .. 2,950,000 2,634,922
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/38 .. 4,600,000 4,086,195
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 .. 3,875,000 3,324,564
City of Horace , GO , 2023 B , Refunding , 5.125% , 7/01/25 .....................
14,500,000 14,497,271
State Board of Higher Education of the State of North Dakota ,
Revenue, 2019 A, AGMC Insured, 4%, 4/01/44 ............................ 10,000,000 9,647,963
Revenue, 2019 A, AGMC Insured, 4%, 4/01/50 ............................ 9,620,000 8,884,112
University of North Dakota ,
COP, 2018 A, 5%, 4/01/48 ........................................... 5,500,000 5,715,536
COP, 2018 A, 5%, 4/01/57 ........................................... 10,000,000 10,343,480
66,554,485
Ohio 2.0%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 3,915,000 3,596,107

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Akron Bath Copley Joint Township Hospital District, (continued)
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 $ 5,700,000 $ 5,153,987
American Municipal Power, Inc. ,
Combined Hydroelectric, Revenue, 2016 A, Refunding, 5%, 2/15/46 ............ 20,000,000 20,245,116
Prairie State Energy Campus, Revenue, 2015 A, Refunding, 5%, 2/15/39 ........ 5,000,000 5,026,362
Prairie State Energy Campus, Revenue, 2015 A, Refunding, 5%, 2/15/42 ........ 2,500,000 2,510,937
Prairie State Energy Campus, Revenue, 2019 C, Refunding, 4%, 2/15/39 ........ 18,795,000 18,221,360
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 4,505,000 4,152,270
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 6,781,310
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 7,281,632
County of Franklin ,
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/40 .......... 10,410,000 8,639,398
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 10,000,000 10,276,375
Trinity Health Corp. Obligated Group, Revenue, 2017 A-OH, 5%, 12/01/47 ....... 10,800,000 11,114,712
County of Hamilton , UC Health Obligated Group , Revenue , 2020 , 5% , 9/15/50 .....
7,500,000 7,257,213
Northeast Ohio Regional Sewer District , Revenue , 2017 , Refunding , 4% , 11/15/38 ..
10,000,000 10,075,317
Ohio Higher Educational Facility Commission ,
Case Western Reserve University, Revenue, 2021 A, Refunding, 4%, 12/01/44 .... 6,815,000 6,667,163
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,350,000 1,243,014
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,185,000 1,071,168
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,530,000 2,238,218
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 41,647,099
State of Ohio ,
Cleveland Clinic Health System Obligated Group, Revenue, 2019 B, 4%, 1/01/46 .. 10,000,000 9,641,276
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 640,000 591,157
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/40 855,000 772,957
184,204,148
Oklahoma 0.1%
Edmond Public Works Authority ,
Revenue, 2017, 5%, 7/01/42 ......................................... 4,000,000 4,240,244
Revenue, 2017, 5%, 7/01/47 ......................................... 4,500,000 4,745,669
Norman Regional Hospital Authority , Norman Regional Hospital Authority Obligated
Group , Revenue , 2019 , 5% , 9/01/45 .................................... 3,500,000 3,448,320
12,434,233
Oregon 1.2%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
12,210,000 12,165,694
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
20,000,000 21,159,980
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2019 A , Refunding , 4% , 7/01/44 ......................... 1,685,000 1,664,519
Port of Portland ,
Airport, Revenue, 25 B, 5%, 7/01/44 .................................... 2,450,000 2,537,360
Airport, Revenue, 27 A, 5%, 7/01/38 .................................... 10,000,000 10,564,326
Airport, Revenue, 27 A, 5%, 7/01/45 .................................... 10,000,000 10,419,319
Airport, Revenue, 28, 5%, 7/01/52 ..................................... 13,755,000 14,319,058
Airport, Revenue, 29, 5.5%, 7/01/53 .................................... 17,750,000 19,604,135
State of Oregon ,
Housing & Community Services Department, Revenue, 2018 A, 3.6%, 1/01/33 .... 5,080,000 5,114,938
Housing & Community Services Department, Revenue, 2018 D, 3.8%, 7/01/34 .... 4,695,000 4,617,820
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn., 6/15/42 ....................................... 5,900,000 2,397,825

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Washington Clackamas & Yamhill Counties School District No. 88J, (continued)
GO, 2018 A, Zero Cpn., 6/15/43 ....................................... $ 5,500,000 $ 2,121,387
106,686,361
Pennsylvania 1.1%
Allegheny County Sanitary Authority , Revenue , 2013 , BAM Insured , 5.25% , 12/01/44
5,000,000 5,017,481
City of Philadelphia , Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ...........
1,500,000 1,417,743
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/33 .......... 4,550,000 4,651,616
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 5,000,000 4,808,413
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/31 ........ 395,000 359,751
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 ........ 345,000 291,827
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/56 ........ 3,300,000 2,360,673
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/52 .... 13,785,000 11,439,249
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/57 .... 5,000,000 4,028,571
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 495,243
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 949,678
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/48 ....................................................... 9,000,000 8,376,522
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Department of Transportation, Revenue, 2022,
5.25%, 6/30/53 .................................................. 4,000,000 4,175,291
Commonwealth of Pennsylvania Department of Transportation, Revenue, 2022, 6%,
6/30/61 ........................................................ 5,000,000 5,590,369
UPMC Obligated Group, Revenue, 2022 A, Refunding, 4%, 2/15/40 ............ 5,240,000 5,113,348
Pennsylvania Housing Finance Agency , Revenue , 2022-139 A , Refunding , 4% ,
10/01/37 ........................................................ 9,100,000 8,780,603
Pennsylvania Turnpike Commission , Revenue , 2020 B , 5% , 12/01/50 ............
8,000,000 8,459,675
Philadelphia Gas Works Co. , Revenue , 16th A , AGMC Insured , 4% , 8/01/45 .......
4,000,000 3,935,500
School District of Philadelphia (The) ,
GO, 2016 F, Refunding, 5%, 9/01/33 ................................... 6,415,000 6,637,139
GO, 2016 F, Refunding, 5%, 9/01/36 ................................... 4,090,000 4,187,386
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 10,475,291
101,551,369
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Lifespan Obligated Group ,
Revenue , 2016 , Refunding , 5% , 5/15/39 ................................. 5,500,000 5,518,511
Rhode Island Housing & Mortgage Finance Corp. ,
Revenue, 10A, 6.5%, 4/01/27 ......................................... 130,000 130,277
Revenue, 15A, 6.85%, 10/01/24 ....................................... 120,000 120,270
Rhode Island Student Loan Authority ,
Revenue, Senior Lien, 2021 A, 5%, 12/01/27 ............................. 1,000,000 1,056,476
Revenue, Senior Lien, 2021 A, 5%, 12/01/29 ............................. 2,025,000 2,194,518
9,020,052
South Carolina 1.8%
City of Rock Hill ,
Combined Utility System, Revenue, 2016, 5%, 1/01/41 ...................... 7,690,000 7,839,811
Combined Utility System, Revenue, 2016, 5%, 1/01/47 ...................... 5,000,000 5,074,143

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
County of Greenwood ,
Self Regional Healthcare, Revenue, 2017, Refunding, 4%, 10/01/37 ............ $ 8,465,000 $ 8,492,447
Self Regional Healthcare, Revenue, 2017, Refunding, 4%, 10/01/39 ............ 1,195,000 1,180,019
f
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,270,000 1,007,309
South Carolina Jobs-Economic Development Authority ,
f
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 23,510,000 18,804,015
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 22,470,000 17,918,367
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-2, 4.75%, 12/01/26 ........... 2,115,000 1,912,798
f
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 17,900,000 11,955,954
f
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 32,000,000 20,441,328
f
FAH Pelham LLC, Revenue, 144A, 2023 A-1, I, 6.5%, 2/01/56 ................ 24,865,000 24,258,025
f
FAH Pelham LLC, Revenue, 144A, 2023 A-2, I, 10%, 8/01/39 ................. 770,000 740,508
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/43 ...... 10,000,000 10,175,558
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/48 ...... 15,000,000 15,158,062
South Carolina Ports Authority ,
Revenue, 2018, 5%, 7/01/48 ......................................... 10,000,000 10,210,014
Revenue, 2019 B, 5%, 7/01/54 ........................................ 10,365,000 10,593,063
Spartanburg Regional Health Services District ,
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/37 ........................................ 1,415,000 1,427,110
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/39 ........................................ 1,410,000 1,400,745
168,589,276
South Dakota 0.7%
South Dakota Health & Educational Facilities Authority ,
Revenue, 2015 A, Refunding, 5%, 8/01/38 ............................... 3,475,000 3,560,392
Avera Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ......... 10,000,000 9,615,221
Avera Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/46 ......... 36,050,000 36,663,560
Monument Health Obligated Group, Revenue, 2017, 4%, 9/01/37 .............. 10,920,000 10,680,717
South Dakota State Building Authority , Revenue , 2017 A , Refunding , 5% , 6/01/42 ...
5,450,000 5,664,987
66,184,877
Tennessee 3.3%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ 1,000,000 1,016,327
City of Chattanooga , Electric , Revenue , 2015 C , Refunding , 5% , 9/01/40 ..........
2,750,000 2,823,975
City of Germantown ,
GO, 2017, 4%, 8/01/43 ............................................. 2,330,000 2,322,802
GO, 2017, 4%, 8/01/45 ............................................. 2,525,000 2,505,999
City of Jackson ,
West Tennessee Healthcare Obligated Group, Revenue, 2015, 5%, 4/01/36 ...... 3,885,000 3,927,826
West Tennessee Healthcare Obligated Group, Revenue, 2015, Pre-Refunded, 5%,
4/01/36 ........................................................ 115,000 118,163
West Tennessee Healthcare Obligated Group, Revenue, 2015, 4%, 4/01/41 ...... 24,265,000 22,960,521
West Tennessee Healthcare Obligated Group, Revenue, 2015, Pre-Refunded, 4%,
4/01/41 ........................................................ 735,000 743,413
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, 5%, 4/01/41 .... 2,255,000 2,307,136
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, Pre-Refunded, 5%,
4/01/41 ........................................................ 115,000 126,788
City of Knoxville , Wastewater System , Revenue , 2015 A , Refunding , 4% , 4/01/42 ...
5,000,000 4,954,929
City of Memphis ,
Electric System, Revenue, 2020 A, 3%, 12/01/42 .......................... 2,470,000 2,058,461
Gas, Revenue, 2017, 4%, 12/01/36 .................................... 1,000,000 1,019,340
Gas, Revenue, 2020, 3%, 12/01/42 .................................... 1,000,000 833,385

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ......
$ 1,775,000 $ 1,377,595
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 2,710,150
County of Maury , GO , 2015 , Refunding , 4% , 4/01/34 .........................
1,775,000 1,786,484
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 4,954,929
Harpeth Valley Utilities District of Davidson and Williamson Counties ,
Revenue, 2014, 5%, 9/01/44 ......................................... 4,400,000 4,442,693
Revenue, 2020, 4%, 9/01/50 ......................................... 500,000 491,519
Industrial Development Board of The City of Kingsport Tennessee (The) , Model City II
LP , Revenue , 2009 , GNMA Insured , 5.5% , 7/20/39 ......................... 2,995,000 2,996,165
Johnson City Health & Educational Facilities Board , Ballad Health Obligated Group ,
Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ....................... 8,500,000 8,896,684
Knox Chapman Utility District of Knox County , Revenue , 2012 , Refunding , 4% , 1/01/40
4,000,000 3,964,628
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/42 .... 18,000,000 18,315,904
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/47 .... 22,815,000 23,189,727
University Health System Obligated Group, Revenue, 2016, Refunding, 5%, 9/01/47 3,000,000 2,916,157
University Health System Obligated Group, Revenue, 2017, Refunding, 5%, 4/01/36 2,250,000 2,321,001
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 .................
1,000,000 776,935
Memphis-Shelby County Airport Authority ,
Revenue, 2018, 5%, 7/01/47 ......................................... 11,000,000 11,222,816
Revenue, 2021 A, 5%, 7/01/45 ........................................ 12,235,000 12,727,297
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/45 ....... 3,500,000 2,725,301
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/55 ....... 9,015,000 6,495,828
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/41 ............... 1,050,000 909,474
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/51 ............... 6,860,000 5,492,886
Vanderbilt University Medical Center Obligated Group, Revenue, 2016 A, 5%,
7/01/40 ........................................................ 5,000,000 5,124,424
Metropolitan Government of Nashville & Davidson County , Electric , Revenue , 2014 A ,
5% , 5/15/39 ...................................................... 4,000,000 4,035,161
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 20,000,000 20,914,380
Revenue, 2019 B, 4%, 7/01/49 ........................................ 3,000,000 2,799,243
Revenue, 2019 B, 5%, 7/01/49 ........................................ 17,475,000 18,139,039
Revenue, 2022 B, 5.5%, 7/01/52 ...................................... 2,500,000 2,738,034
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group, Revenue, 2017 A, 5%, 5/01/36 4,000,000 4,178,110
Rhodes College, Revenue, 2015, 5%, 8/01/45 ............................ 1,700,000 1,728,008
Rhodes College, Revenue, 2017, Refunding, 4%, 8/01/40 ................... 3,000,000 2,890,726
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
2,015,000 1,751,216
d
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 55,000,000 58,370,334
Tennessee Housing Development Agency ,
Revenue, 2013 1-C, 4%, 7/01/43 ...................................... 805,000 805,315
Revenue, 2017-3, 3.65%, 7/01/47 ..................................... 610,000 594,163
Revenue, 2018-2, Refunding, 3.85%, 7/01/42 ............................. 1,005,000 991,849
Revenue, 2018-4, Refunding, 4%, 7/01/43 ............................... 5,745,000 5,673,016
West Knox Utility District , Revenue , 2016 , Refunding , 5% , 6/01/41 ..............
1,000,000 1,008,426
West Wilson Utility District of Wilson County Tennessee , Revenue , 2015 , Refunding ,
5% , 6/01/40 ...................................................... 1,545,000 1,581,694
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 .............
820,000 788,277
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 980,843
301,525,496

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 10.2%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ $ 5,510,000 $ 4,341,901
Aubrey Independent School District , GO , 2022 , PSF Guaranty , 4% , 2/15/52 ........
7,500,000 7,416,956
Central Texas Turnpike System ,
Revenue, 2015 B, Refunding, 5%, 8/15/37 ............................... 10,000,000 10,100,915
Revenue, 2015 C, Refunding, 5%, 8/15/37 ............................... 5,000,000 5,046,407
Revenue, 2015 C, Refunding, 5%, 8/15/42 ............................... 20,000,000 20,136,200
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 19,498,892
City of Austin ,
Electric Utility, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................... 10,000,000 10,208,782
f
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.625%, 11/01/39 ................................................ 1,405,000 1,346,623
f
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.75%, 11/01/48 ................................................. 2,450,000 2,292,123
f
City of Celina , Sutton Fields II Public Improvement District , Special Assessment , 144A,
2019 , 4.25% , 9/01/49 ............................................... 3,065,000 2,621,334
City of Corpus Christi ,
Utility System, Revenue, 2023, Refunding, 4%, 7/15/48 ..................... 9,000,000 8,727,539
Utility System, Revenue, Junior Lien, 2015 A, 5%, 7/15/40 ................... 13,200,000 13,481,641
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 19,000,000 19,446,466
f
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Senior Lien , 144A, 2022 A , 6% , 12/01/62 ................................ 18,040,000 17,508,931
City of Houston , Airport System , Revenue, Sub. Lien , 2023 A , Refunding , AGMC
Insured , 5.25% , 7/01/53 ............................................. 5,000,000 5,358,903
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 9,690,195
City of Leander ,
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/38 .................................................. 1,275,000 1,035,175
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/44 .................................................. 1,460,000 1,093,769
f
City of Mesquite ,
Heartland Town Center Public Improvement District, Special Assessment, 144A,
2023, 5%, 9/01/43 ................................................ 816,000 817,579
Heartland Town Center Public Improvement District, Special Assessment, 144A,
2023, 5.125%, 9/01/52 ............................................ 288,000 286,049
City of Pflugerville , GO , 2023 , 4% , 8/01/49 ................................
3,500,000 3,402,375
f
City of Royse City ,
Waterscape Public Improvement District, Special Assessment, 144A, 2017, 5%,
9/15/48 ........................................................ 2,700,000 2,633,012
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.375%,
9/15/39 ........................................................ 610,000 567,087
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.5%,
9/15/48 ........................................................ 1,260,000 1,127,082
Clifton Higher Education Finance Corp. ,
International Leadership of Texas, Inc., Revenue, 2022, PSF Guaranty, 4%, 8/15/42 2,150,000 2,113,113
International Leadership of Texas, Inc., Revenue, 2022, PSF Guaranty, 5%, 8/15/47 11,500,000 12,279,643
e
YES Prep Public Schools, Inc., Revenue, 2023, PSF Guaranty, 4.25%, 4/01/53 ... 5,500,000 5,354,592
Comal Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/01/46 ........
3,345,000 3,262,729
Community Independent School District , GO , 2022 B , PSF Guaranty , 4% , 2/15/50 ...
2,750,000 2,694,244
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 4%, 10/01/50 ..... 1,640,000 1,319,857
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/32 .... 90,000 101,636
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/33 .... 100,000 112,669
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/34 .... 100,000 112,930
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/35 .... 85,000 95,186
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/36 .... 85,000 94,354

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Conroe Local Government Corp., (continued)
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/41 .... $ 600,000 $ 591,330
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/46 .... 700,000 664,058
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/50 .... 650,000 606,176
Dallas Fort Worth International Airport , Revenue , 2013 D , Refunding , 5.25% , 11/01/32
10,000,000 10,044,027
Del Valle Independent School District , GO , 2022 , PSF Guaranty , 4% , 6/15/47 ......
7,500,000 7,539,235
f
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 33,600,000 24,352,148
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 15,306,357
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 20,668,622
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn., 10/01/45 .................................. 10,000,000 10,693,551
Revenue, 2018 A, 5%, 10/01/48 ....................................... 7,720,000 8,089,366
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 ....
2,000,000 1,761,793
Harris County Cultural Education Facilities Finance Corp. , Houston Methodist Hospital
Obligated Group , Revenue , 2015 , 5% , 12/01/45 ........................... 30,000,000 30,463,458
Harris County-Houston Sports Authority , Revenue, Senior Lien , 2020 A , Refunding ,
AGMC Insured , 3.125% , 11/15/56 ..................................... 5,000,000 3,694,770
Harris-Waller Counties Municipal Utility District No. 4 ,
GO, 2022, 5%, 11/01/34 ............................................. 795,000 817,340
GO, 2022, 5%, 11/01/38 ............................................. 840,000 838,583
GO, 2022, 5.25%, 11/01/41 .......................................... 1,435,000 1,442,311
GO, 2022, 5.5%, 11/01/44 ........................................... 2,010,000 2,037,382
GO, 2022, 5.5%, 11/01/48 ........................................... 2,645,000 2,658,944
GO, 2022, 5.5%, 11/01/48 ........................................... 2,800,000 2,816,235
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2.375%, 9/01/31 .......................................... 165,000 139,699
GO, 2021, 2.375%, 9/01/32 .......................................... 170,000 141,590
GO, 2021, 2.375%, 9/01/33 .......................................... 170,000 139,598
GO, 2021, 2.5%, 9/01/34 ............................................ 180,000 146,070
GO, 2021, 2.5%, 9/01/36 ............................................ 370,000 281,125
GO, 2021, 2.625%, 9/01/38 .......................................... 385,000 277,880
GO, 2021, 3%, 9/01/41 ............................................. 375,000 272,731
GO, 2021, 3%, 9/01/46 ............................................. 750,000 510,844
GO, 2021, 3%, 9/01/51 ............................................. 1,265,000 820,091
f
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 12,625,000 9,411,550
Lamar Consolidated Independent School District ,
GO, 2018, PSF Guaranty, 5%, 2/15/43 .................................. 30,000,000 31,097,187
GO, 2023, 4%, 2/15/53 ............................................. 5,000,000 4,819,666
e
GO, 2023 A, PSF Guaranty, 5%, 2/15/58 ................................ 7,000,000 7,525,323
e
Medina Valley Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/53 .. 15,000,000 14,323,026
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-Cain Hall Redevelopment I LLC, Revenue, 2016 A-1, 5%, 4/01/46 ........ 6,000,000 6,149,477
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 10,000,000 9,050,000
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 5,650,000 5,347,697
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 11,470,000 10,139,650
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/54 ....................................................... 230,000 199,400
Westminster Manor, Revenue, 2021, 4%, 11/01/49 ......................... 14,400,000 11,283,271

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... $ 5,000,000 $ 4,404,911
North East Texas Regional Mobility Authority , Revenue, Senior Lien , 2016 A , 5% ,
1/01/41 ......................................................... 16,750,000 16,949,591
North Harris County Regional Water Authority ,
Revenue, Senior Lien, 2016, Refunding, 4%, 12/15/41 ...................... 10,000,000 10,029,825
Revenue, Senior Lien, 2016, Refunding, 5%, 12/15/46 ...................... 18,460,000 19,106,576
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/35 ......... 10,000,000 10,166,359
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/38 ......... 10,000,000 10,108,999
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/43 . 20,000,000 20,807,282
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/48 . 33,500,000 34,666,959
North Texas Tollway System, Revenue, First Tier, I, Pre-Refunded, 6.5%, 1/01/43 .. 25,000,000 26,078,575
North Texas Tollway System, Revenue, Second Tier, 2017 B, Refunding, 5%, 1/01/48 10,000,000 10,274,760
North Texas Tollway System, Revenue, Second Tier, 2018, Refunding, 5%, 1/01/48 25,250,000 26,078,119
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 3,707,754
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/43 .... 7,500,000 2,363,129
Special Projects System, Revenue, 2011 C, Pre-Refunded, 6.75%, 9/01/45 ...... 25,000,000 31,989,377
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,081,399
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/46 ...... 13,705,000 11,709,532
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/51 ...... 3,765,000 3,109,808
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/54 ...... 1,035,000 840,104
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 35,039,321
San Jacinto River Authority ,
Revenue, 2011, AGMC Insured, 5%, 10/01/32 ............................ 5,000,000 5,000,920
Revenue, 2011, AGMC Insured, 5%, 10/01/37 ............................ 3,000,000 2,999,962
Southwest Higher Education Authority, Inc. , Southern Methodist University , Revenue ,
2013 A , 5% , 10/01/38 ............................................... 24,380,000 24,413,679
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group, Revenue, 2018 B, 5%, 7/01/43 ........... 10,000,000 10,396,894
CHRISTUS Health Obligated Group, Revenue, 2022 A, 4%, 7/01/53 ............ 3,100,000 2,909,258
CHRISTUS Health Obligated Group, Revenue, 2022 A, 5%, 7/01/53 ............ 15,000,000 15,656,703
Cook Children's Medical Center Obligated Group, Revenue, 2013 A, Refunding,
5.25%, 12/01/39 ................................................. 10,000,000 10,026,056
Texas Health Resources Obligated Group, Revenue, 2016 A, Refunding, 5%, 2/15/41 15,165,000 15,610,898
Tarrant County Health Facilities Development Corp. ,
Texas Health Resources Obligated Group, Revenue, 1994, FGIC Insured, ETM, 6%,
9/01/24 ........................................................ 1,825,000 1,852,882
Texas Department of Housing & Community Affairs , Revenue , 2023 A , GNMA Insured ,
5.25% , 1/01/53 ................................................... 14,000,000 14,564,816
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/29 ................................ 12,715,000 13,075,939
Revenue, 2021, Refunding, 5%, 12/15/32 ................................ 10,350,000 10,749,673
Texas Transportation Commission ,
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/48 ...... 6,250,000 1,797,599
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/49 ...... 5,000,000 1,364,969
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/50 ...... 5,500,000 1,421,843
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/43 ....................................................... 25,000,000 25,091,645
State Water Implementation Revenue Fund for Texas, Revenue, 2019 A, 4%,
10/15/49 ....................................................... 20,000,000 19,396,456
State Water Implementation Revenue Fund for Texas, Revenue, 2022, 5%, 10/15/47 16,050,000 17,527,067

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
f
Town of Little Elm ,
Valencia Public Improvement District, Special Assessment, 144A, 2021, 3.125%,
9/01/41 ........................................................ $ 708,000 $ 524,573
Valencia Public Improvement District, Special Assessment, 144A, 2021, 4%, 9/01/47 831,000 691,909
Town of Ponder ,
Ponder Public Improvement District No. 1, Special Assessment, 2017, 5%, 9/01/45 500,000 487,579
Ponder Public Improvement District No. 1, Special Assessment, 2017, 5%, 9/01/47 865,000 840,933
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 4,965,329
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 3%, 8/15/41 ..................................... 790,000 616,490
GO, Sub. Lien, 2021, 3%, 8/15/45 ..................................... 615,000 461,829
GO, Sub. Lien, 2021, 3%, 8/15/51 ..................................... 1,570,000 1,123,392
GO, Sub. Lien, 2022, 5.625%, 8/15/52 .................................. 1,065,000 1,092,154
939,062,277
Utah 1.1%
Central Utah Water Conservancy District ,
Revenue, 2017 B, Refunding, 4%, 10/01/37 .............................. 2,600,000 2,623,365
Revenue, 2017 B, Refunding, 4%, 10/01/38 .............................. 10,000,000 10,066,271
e
City of Bountiful , Sales Tax , Revenue , 2023 , 4% , 7/01/53 ...................... 6,840,000 6,386,687
City of Salt Lake City ,
Airport, Revenue, 2017 A, 5%, 7/01/47 .................................. 11,140,000 11,339,577
Airport, Revenue, 2018 A, 5%, 7/01/48 .................................. 13,860,000 14,151,079
Airport, Revenue, 2018 A, 5.25%, 7/01/48 ............................... 10,000,000 10,403,941
Airport, Revenue, 2021 A, 5%, 7/01/51 .................................. 10,000,000 10,402,443
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41
6,000,000 6,001,561
University of Utah (The) , Revenue , 2022 A , 5% , 8/01/46 ......................
9,645,000 10,520,411
Utah Infrastructure Agency ,
Revenue, 2021, 3%, 10/15/26 ........................................ 550,000 525,922
Revenue, 2021, 4%, 10/15/28 ........................................ 350,000 343,407
Revenue, 2021, 4%, 10/15/32 ........................................ 540,000 522,239
Revenue, 2021, 4%, 10/15/38 ........................................ 500,000 442,997
Revenue, 2021, 4%, 10/15/41 ........................................ 1,450,000 1,231,193
Revenue, 2021, 3%, 10/15/45 ........................................ 2,000,000 1,343,369
Revenue, 2022, 5%, 10/15/37 ........................................ 1,200,000 1,214,673
Revenue, 2022, 5%, 10/15/46 ........................................ 3,650,000 3,509,409
Utah Municipal Power Agency , Revenue , 2016 B , 5% , 7/01/38 ..................
10,000,000 10,372,048
101,400,592
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency ,
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 5%, 11/01/49 4,000,000 4,210,606
University of Vermont Health Network Obligated Group, Revenue, 2016 A,
Refunding, 5%, 12/01/36 ........................................... 5,000,000 5,166,968
9,377,574
Virginia 0.4%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... 2,350,000 2,128,873
Hampton Roads Transportation Accountability Commission , Revenue, Senior Lien ,
2020 A , 5% , 7/01/60 ................................................ 19,000,000 20,373,789
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 70,050
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/52 3,730,000 3,837,801
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/57 6,270,000 6,435,325

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Small Business Financing Authority, (continued)
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/39 ........................................................ $ 5,520,000 $ 5,211,555
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/51 .................................................... 4,000,000 3,442,823
41,500,216
Washington 2.5%
d
Align Capital Trust , Revenue , 2020-4A , Mandatory Put , 3.75% , 1/01/26 ........... 10,139,330 9,696,652
City of Seattle ,
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/36 ............ 22,170,000 22,560,170
Municipal Light & Power, Revenue, 2018 A, 4%, 1/01/42 ..................... 10,855,000 10,878,258
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
34,480,000 32,742,715
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................
5,000 5,005
Port of Seattle ,
Revenue, 2018 A, 5%, 5/01/38 ........................................ 15,000,000 15,478,812
Revenue, 2019, 4%, 4/01/44 ......................................... 4,000,000 3,700,409
Revenue, 2021 C, Refunding, 5%, 8/01/46 ............................... 11,915,000 12,474,742
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 30,669,421
Washington Health Care Facilities Authority ,
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/45 ........................................................ 2,610,000 2,448,654
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/29 ....................................................... 250,000 271,224
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/30 ....................................................... 265,000 290,059
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/33 ....................................................... 250,000 273,725
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 3%,
12/01/34 ....................................................... 300,000 274,963
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/40 ....................................................... 870,000 843,041
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/45 ....................................................... 1,200,000 1,125,300
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/48 ....................................................... 910,000 845,796
Multicare Health System Obligated Group, Revenue, 2017 B, Refunding, 4%, 8/15/41 25,000,000 23,431,380
Providence St. Joseph Health Obligated Group, Revenue, 2012 A, 5%, 10/01/42 .. 10,175,000 10,125,818
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, 5%, 10/01/41 .. 9,685,000 9,659,135
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, Pre-Refunded,
5%, 10/01/41 ................................................... 315,000 320,581
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 3,726,715
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2021 B , Refunding , 4% , 7/01/43 ....................................... 14,855,000 13,787,074
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 21,303,719 19,696,405
f
Madison at Rivers Edge Apartments LLC, Revenue, 144A, 2021 A, 3.65%, 1/01/37 2,965,000 2,371,480
227,697,534

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
West Virginia 0.7%
Berkeley County Public Service Sewer District , Revenue , 2016 B , Refunding , BAM
Insured , 5% , 6/01/36 ............................................... $ 1,000,000 $ 1,040,448
d
West Virginia Economic Development Authority , Kentucky Power Co. , Revenue , 2014
A , Refunding , Mandatory Put , 4.7% , 6/17/26 ............................. 6,000,000 6,012,484
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%,
1/01/43 ........................................................ 13,250,000 12,735,908
Vandalia Health, Inc. Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/38 . 3,040,000 3,094,836
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/47 17,190,000 17,613,097
West Virginia United Health System Obligated Group, Revenue, 2018 A, 5%, 6/01/52 10,700,000 10,991,266
West Virginia Water Development Authority ,
Revenue, 2016 A, Refunding, 5%, 10/01/36 .............................. 5,000,000 5,221,572
Revenue, 2016 A, Refunding, 5%, 10/01/45 .............................. 5,435,000 5,634,587
62,344,198
Wisconsin 3.9%
Public Finance Authority ,
f
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 21,085,631 16,660,906
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 3,750,000 2,873,467
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 5%,
11/15/41 ....................................................... 1,205,000 1,164,271
f
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 39,000,000 31,204,064
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 5,075,000 4,170,595
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/51 ........................................................ 5,705,000 4,510,242
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/56 ........................................................ 2,250,000 1,739,046
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 3%, 1/01/50 2,185,000 1,522,796
CFC-SA LLC, Revenue, Senior Lien, 2022 A, 5%, 2/01/62 ................... 10,000,000 9,814,910
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/41 .......... 1,000,000 863,088
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/61 .......... 10,000,000 7,671,984
d
Duke Energy Progress LLC, Revenue, 2022 B, Refunding, Mandatory Put, 4%,
10/01/30 ....................................................... 2,200,000 2,223,791
EMU Campus Living LLC, Revenue, 2022 A-1, BAM Insured, 5.5%, 7/01/52 ...... 5,000,000 5,523,012
EMU Campus Living LLC, Revenue, 2022 A-1, BAM Insured, 5.625%, 7/01/55 .... 6,620,000 7,366,982
f
FAH Tree House LLC, Revenue, 144A, 2023 A, 6.5%, 8/01/53 ................ 22,945,000 22,765,343
f
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 42,800,000 42,816,264
f
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 A, 3.8%, 12/01/37 24,375,000 19,509,031
f
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 22,565,000 22,213,852
f
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 B, 7.5%, 12/01/29 ..... 2,645,000 2,553,135
RED River Valley Alliance LLC, Revenue, 2021, 4%, 9/30/51 ................. 730,000 602,880
RED River Valley Alliance LLC, Revenue, 2021, 4%, 3/31/56 ................. 30,185,000 24,357,267
Renown Regional Medical Center Obligated Group, Revenue, 2020 A, Refunding,
4%, 6/01/45 .................................................... 14,000,000 12,973,692
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/39 ............................................ 4,755,000 4,232,891
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/41 ............................................ 5,145,000 4,476,781
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/46 ............................................ 11,980,000 10,132,291
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/51 ............................................ 2,000,000 1,639,561
Triad Educational Services, Inc., Revenue, 2022, 5.25%, 6/15/52 .............. 1,610,000 1,561,625
Triad Educational Services, Inc., Revenue, 2022, 5.375%, 6/15/57 ............. 1,550,000 1,520,178
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/41 ............ 1,280,000 1,083,727
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/51 ............ 10,000 7,730

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/61 ............ $ 6,000,000 $ 4,408,366
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/41 ........................................... 1,010,000 819,215
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/51 ........................................... 2,185,000 1,589,640
d,f
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put,
4%, 12/01/35 ................................................... 29,600,000 24,750,901
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , Zero Cpn.,
12/15/45 ........................................................ 20,000,000 7,102,624
Wisconsin Health & Educational Facilities Authority ,
Children's Hospital of Wisconsin Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 15,000,000 14,630,300
Marshfield Clinic Health System Obligated Group, Revenue, 2017 C, Refunding, 5%,
2/15/47 ........................................................ 20,000,000 19,395,180
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/47 .................................................... 5,200,000 3,765,806
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/57 .................................................... 1,400,000 945,988
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/36 ........................................................ 530,000 464,507
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/41 ........................................................ 510,000 416,815
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/45 ........................................................ 475,000 370,669
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/36 ........................................................ 775,000 679,232
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/41 ........................................................ 770,000 629,310
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/45 ........................................................ 650,000 507,232
Thedacare, Inc. Obligated Group, Revenue, 2019, Refunding, 4%, 12/15/37 ...... 5,135,000 5,047,111
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/46 ...... 895,000 704,087
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/51 ...... 1,335,000 1,014,611
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/55 ...... 1,760,000 1,305,302
358,302,298
U.S. Territories 3.2%
District of Columbia 2.2%
District of Columbia ,
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/24 ..................... 12,120,000 12,134,894
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/25 ..................... 7,000,000 7,007,638
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/26 ..................... 9,950,000 9,958,522
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/42 .......... 20,535,000 21,140,366
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/47 .......... 25,110,000 25,719,620
Catholic University of America (The), Revenue, 2018, Refunding, 5%, 10/01/43 ... 4,000,000 4,142,695
International School Obligated Group, Revenue, 2019, 5%, 7/01/49 ............ 1,000,000 988,941
International School Obligated Group, Revenue, 2019, 5%, 7/01/54 ............ 1,905,000 1,860,834
Water & Sewer Authority, Revenue, Senior Lien, 2018 A, 5%, 10/01/49 .......... 25,000,000 26,448,560
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2018 A, Refunding, 5%, 10/01/48 ....................... 10,275,000 10,500,346
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/49 ....................... 24,750,000 25,560,337
Aviation, Revenue, 2023 A, Refunding, 5.25%, 10/01/53 ..................... 6,000,000 6,408,663
Dulles Toll Road, Revenue, Second Lien, 2009 C, Pre-Refunded, AGMC Insured,
6.5%, 10/01/41 .................................................. 25,000,000 27,695,708
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/49 ........ 13,555,000 12,823,773

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
Washington Metropolitan Area Transit Authority , Dedicated , Revenue , 2021 A , 4% ,
7/15/43 ......................................................... $ 12,775,000 $ 12,842,930
205,233,827
Puerto Rico 1.0%
HTA HRRB Custodial Trust ,
Revenue, 2007 CC, 5.5%, 7/01/28 ..................................... 2,500,000 2,568,998
Revenue, 2007 CC, 5.25%, 7/01/34 .................................... 2,385,000 2,403,578
Revenue, 2007 CC, 5.25%, 7/01/36 .................................... 11,980,000 12,084,687
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 14,485,000 14,541,237
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 2,725,000 2,748,812
Revenue, 2007 N, 5.25%, 7/01/39 ..................................... 87,512 88,393
PR Custodial Trust , Revenue , 2002 A , 5.5% , 7/01/29 .........................
3,460,015 3,414,116
Puerto Rico Electric Power Authority ,
h
Revenue, 2012 A, 5%, 7/01/42 ........................................ 18,925,000 7,096,875
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 5,780,000 5,705,353
h
Revenue, XX, 5.25%, 7/01/40 ........................................ 15,000,000 5,625,000
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 698,767 688,285
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 454,104 289,423
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 776,785 489,371
h
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 3,500,000 2,450,000
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 27,576,000 26,907,654
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 5,593,000 5,279,883
92,381,665
Total U.S. Territories .................................................................... 297,615,492
Total Municipal Bonds (Cost $9,253,320,982) ...................................
8,966,367,004
Total Long Term Investments (Cost $9,315,700,141) .............................
9,028,850,930
a
a a a a
Short Term Investments 1.8%
Municipal Bonds 1.8%
Arizona 0.0%
†
i
Maricopa County Pollution Control Corp. , Arizona Public Service Co. , Revenue , 2009
D , Refunding , Daily VRDN and Put , 4.1% , 5/01/29 ......................... 1,100,000 1,100,000
Colorado 0.0%
†
i
City & County of Denver ,
COP, 2008 A-1, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
4.6%, 12/01/29 .................................................. 3,025,000 3,025,000
COP, 2008 A-2, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
4.6%, 12/01/29 .................................................. 200,000 200,000
3,225,000
Georgia 0.1%
i
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 4.55% , 9/01/37 ..................... 10,100,000 10,100,000

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Louisiana 0.2%
i
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-1 ,
Refunding , LOC Toronto Dominion Bank (The) , Daily VRDN and Put , 4.53% , 5/01/43 $ 20,100,000 $ 20,100,000
Maryland 0.1%
i
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 4.5% ,
11/01/37 ........................................................ 8,600,000 8,600,000
Michigan 0.0%
†
i
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 4.4% , 12/01/24 ...
100,000 100,000
Minnesota 0.1%
i
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Wells Fargo Bank NA , Daily VRDN and Put , 4.45% , 11/15/48 .... 12,000,000 12,000,000
i
City of Rochester , Mayo Clinic , Revenue , 2008 B , SPA Northern Trust Co. (The) , Daily
VRDN and Put , 4% , 11/15/38 ......................................... 1,200,000 1,200,000
13,200,000
New York 0.6%
i
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 4.18% , 10/01/46 ...........
12,150,000 12,150,000
i
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 4.5% , 1/01/34 2,460,000 2,460,000
i
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2022 DD, Refunding, Daily VRDN and Put, 4.18%,
6/15/33 ........................................................ 12,320,000 12,320,000
Water & Sewer System, Revenue, BB-1A, SPA State Street Bank & Trust Co., Daily
VRDN and Put, 4.5%, 6/15/49 ....................................... 29,100,000 29,100,000
56,030,000
North Carolina 0.3%
i
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2007 C, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 4.55%, 1/15/37 .......................... 13,500,000 13,500,000
Atrium Health Obligated Group, Revenue, 2018 G, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 4.55%, 1/15/48 ................................. 9,800,000 9,800,000
Atrium Health Obligated Group, Revenue, 2018 H, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 4.55%, 1/15/48 ................................. 5,000,000 5,000,000
28,300,000
Ohio 0.0%
†
i
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 4.45% , 6/01/34 ................. 700,000 700,000
Pennsylvania 0.1%
i
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 4.35% , 12/01/37 ............................................... 4,005,000 4,005,000
Tennessee 0.2%
i
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 4.5% , 6/01/42 .................................... 13,800,000 13,800,000

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 38 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Wisconsin 0.1%
i
Wisconsin Health & Educational Facilities Authority , Froedtert Health, Inc. Obligated
Group , Revenue , 2021 A , Refunding , Daily VRDN and Put , 4.45% , 4/01/35 ...... $ 6,400,000 $ 6,400,000
Total Municipal Bonds (Cost $165,660,000) .....................................
165,660,000
Total Short Term Investments (Cost $165,660,000 ) ...............................
165,660,000
a
Total Investments (Cost $9,481,360,141) 99.7% ..................................
$9,194,510,930
Other Assets, less Liabilities 0.3% .............................................
27,585,837
Net Assets 100.0% ...........................................................
$9,222,096,767
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2023, the aggregate value of these securities was $839,403,191, representing 9.1% of net assets.
g
The coupon rate shown represents the rate at period end.
h
Defaulted security or security for which income has been deemed uncollectible.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2023, the Fund held investments in affiliated management investment companies as follows:

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $ 1,981,210 $ — $ — $ — $ (12,450) $ 1,968,760 83,000 $ 17,035
Total Affiliated Securities ... $1,981,210 $— $— $— $(12,450) $1,968,760 $17,035
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 1,968,760 $ — $ — $ 1,968,760
Corporate Bonds ........................ — — 35,505,675 35,505,675
Senior Floating Rate Interests ............... — — 25,009,491 25,009,491
Municipal Bonds ......................... — 8,966,367,004 — 8,966,367,004
Short Term Investments ................... — 165,660,000 — 165,660,000
Total Investments in Securities ........... $1,968,760 $9,132,027,004 $60,515,166 $9,194,510,930
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Currency
USD
Un ited States Dollar
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Interbank Offered Rate
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.